Filed Pursuant to Rule 497(e)
1933 Act File No. 333-53450
1940 Act File No. 811-10267

GPS FUNDS I
GuideMark® Large Cap Core Fund
GuideMark® Emerging Markets Fund
GuideMark® Small/Mid Cap Core Fund
GuideMark® World ex-US Fund
GuideMark® Core Fixed Income Fund
(each, a “Fund” and collectively, the “Funds”)
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Supplement dated May 28, 2025
to the Statutory Prospectus and Statement of Additional Information
dated July 31, 2024, as amended
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Effective June 30, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
GPS Funds I
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
GPS Funds I
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

If you have any questions, please call the Funds at (888) 278-5809.
Investors should retain this supplement for future reference.